FAIR VALUE MEASUREMENTS - Quantitative information regarding Level 3 fair value measurements - Forward Purchase Agreements (Details)	Dec. 31, 2021
Exercise price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	10.01
Exercise price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	10.16
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	24.9
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	0.25
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	0.06
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	0.0
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreements, measurement input	9.99